Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash equivalents:
Bank Deposit Certificate – CDB	R$ 698,979	R$ 1,354,020
Repurchase agreements	294,470	268,432
Time Deposit (a)	48,554	2,985
Others	8	42
Cash	167,998	271,857
Cash and cash equivalents	R$ 1,210,009	1,897,336	R$ 668,348	R$ 3,073,799
Effective interest rate, short-term exclusive time deposit, classified as cash equivalent	5.10%
Effective interest rate p.a., Exclusive investment funds	10.80%
Disclosure of financial instruments by type of interest rate [line items]
Cash	R$ 167,998	271,857
Bank Deposit Certificate – CDB	698,979	1,354,020
Repurchase agreements	R$ 294,470	268,432
Effective interest rate, short-term exclusive time deposit, classified as cash equivalent	5.10%
Time Deposit (a)	R$ 48,554	2,985
Effective interest rate p.a., Exclusive investment funds	10.80%
Others	R$ 8	42
Cash and cash equivalents	R$ 1,210,009	R$ 1,897,336	R$ 668,348	R$ 3,073,799
Interest rate referring to the CDI
Cash equivalents:
Effective interest rate p.a., Bank Deposit Certificate - CDB	92.10%
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate p.a., Bank Deposit Certificate - CDB	92.10%
Repurchase agreements of interest rate	94.40%